Provisions - Schedule of Changes in Provisions (Details) - USD ($) $ in Millions	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020
Reconciliation of changes in other provisions [abstract]
Provisions at beginning of period	$ 255	$ 265
Utilized in the year	(35)	(56)
Changes in discount rate	(5)	7
(Credit)/charge for the year	30	30
Acquisition of businesses		2
Reclassified as held for sale	(53)
Exchange rate adjustment	3	8
Provisions at end of period	195	255
Adjustment on adoption of IFRS 16
Reconciliation of changes in other provisions [abstract]
Provisions at beginning of period		(1)
After adjustment
Reconciliation of changes in other provisions [abstract]
Provisions at beginning of period		264
Environmental and legal
Reconciliation of changes in other provisions [abstract]
Provisions at beginning of period	86	82
Utilized in the year	(4)	(4)
Changes in discount rate	(5)	6
(Credit)/charge for the year	15	(1)
Acquisition of businesses		2
Reclassified as held for sale	(8)
Exchange rate adjustment	0	1
Provisions at end of period	84	86
Environmental and legal | Adjustment on adoption of IFRS 16
Reconciliation of changes in other provisions [abstract]
Provisions at beginning of period		0
Environmental and legal | After adjustment
Reconciliation of changes in other provisions [abstract]
Provisions at beginning of period		82
Ferguson Insurance
Reconciliation of changes in other provisions [abstract]
Provisions at beginning of period	76	77
Utilized in the year	(19)	(20)
Changes in discount rate	0	0
(Credit)/charge for the year	13	18
Acquisition of businesses		0
Reclassified as held for sale	0
Exchange rate adjustment	0	1
Provisions at end of period	70	76
Ferguson Insurance | Adjustment on adoption of IFRS 16
Reconciliation of changes in other provisions [abstract]
Provisions at beginning of period		0
Ferguson Insurance | After adjustment
Reconciliation of changes in other provisions [abstract]
Provisions at beginning of period		77
Restructuring
Reconciliation of changes in other provisions [abstract]
Provisions at beginning of period	22	40
Utilized in the year	(8)	(27)
Changes in discount rate	0	0
(Credit)/charge for the year	(1)	22
Acquisition of businesses		0
Reclassified as held for sale	(10)
Exchange rate adjustment	1	1
Provisions at end of period	4	22
Restructuring | Adjustment on adoption of IFRS 16
Reconciliation of changes in other provisions [abstract]
Provisions at beginning of period		(14)
Restructuring | After adjustment
Reconciliation of changes in other provisions [abstract]
Provisions at beginning of period		26
Property provisions
Reconciliation of changes in other provisions [abstract]
Provisions at beginning of period	33	15
Utilized in the year	(1)	(1)
Changes in discount rate	0	1
(Credit)/charge for the year	0	1
Acquisition of businesses		0
Reclassified as held for sale	(33)
Exchange rate adjustment	1	3
Provisions at end of period	0	33
Property provisions | Adjustment on adoption of IFRS 16
Reconciliation of changes in other provisions [abstract]
Provisions at beginning of period		14
Property provisions | After adjustment
Reconciliation of changes in other provisions [abstract]
Provisions at beginning of period		29
Other provisions
Reconciliation of changes in other provisions [abstract]
Provisions at beginning of period	38	51
Utilized in the year	(3)	(4)
Changes in discount rate	0	0
(Credit)/charge for the year	3	(10)
Acquisition of businesses		0
Reclassified as held for sale	(2)
Exchange rate adjustment	1	2
Provisions at end of period	$ 37	38
Other provisions | Adjustment on adoption of IFRS 16
Reconciliation of changes in other provisions [abstract]
Provisions at beginning of period		(1)
Other provisions | After adjustment
Reconciliation of changes in other provisions [abstract]
Provisions at beginning of period		$ 50